Investment Strategy	Oct. 28, 2026
HCM Sector Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through investments in: (i) dividend paying equity securities of companies included in the S&P 500; “plus” (ii) other investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iii) cash and cash equivalents and put and call options. Unlike typical dividend funds, the Fund may use leverage through investment companies that use leverage.

The Adviser (as defined below) uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund is designed to maximize returns through tactical allocations and investing in any combination of sectors, asset classes, and sub-sectors as determined by the HCM-BuyLine®. To respond to adverse market, economic, political or other conditions, the Adviser may temporarily hold more cash and cash equivalents than indicated by the HCM-BuyLine®.

HCM Tactical Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through investments in: (i) domestic equity securities of any market capitalization; “plus”(ii) investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds;” including investment companies that use leverage and (iii) cash and cash equivalents and put and call options.

The Adviser (as defined below) uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to make tactical allocations and determine how much the Fund will be in or out of the market based on the strength of the trend identified by the HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund in in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund may be invested from 0-100% in cash and cash equivalents and/or put and call options and 0-100% in equities depending on the strength of the trend identified by the HCM-BuyLine®. To respond to adverse market, economic, political or other conditions, the Adviser may temporarily hold more cash and cash equivalents than indicated by the HCM-BuyLine®.

The Fund invests in equity securities of companies in sectors selected by the HCM-BuyLine®, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria. The Fund is heavily growth oriented and designed to maximize returns through investing in any combination of sectors, asset classes, and sub-sectors as determined by the HCM-BuyLine®.

HCM Multi-Asset Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through investments in ETFs that invest in foreign (including emerging markets) and domestic: (i) equity securities of any market capitalization; (ii) fixed income securities of any maturity, duration and credit quality (including “junk bonds”), “plus” (iii) investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iv) cash and cash equivalents and put and call options.

The Adviser (as defined below) uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative model, to assist in determining when and which asset classes are bought and sold. The HCM-BuyLine® mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. If a sector weakens, the HCM-BuyLine® suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with stronger assets as determined by the model.

The Adviser uses HCM-BuyLine® to determine when the Fund should be in or out of the market. HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to make tactical allocations and determine how much the Fund will be in or out of the market based on the strength of the trend identified by HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund may be invested from 0-100% in cash and cash equivalents and/or put and call options and 0-100% in equities depending on the strength of the trend identified by HCM-BuyLine®. To respond to adverse market, economic, political or other conditions, the Adviser may temporarily hold more cash and cash equivalents than indicated by the HCM-BuyLine®.

The Adviser maintains the ability to invest a large percentage of the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund is not fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

HCM Dynamic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through investments in long and/or short positions in fixed income securities. The Fund defines fixed income securities as (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) convertible bonds, or (vi) any other debt or debt-related securities, whether issued by U.S. or non-U.S. governments, U.S. or non-U.S. agencies or instrumentalities, or corporate entities, and having fixed, variable, floating or inverse floating rates. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or the equivalent of a nationally recognized statistical rating organization. The Fund invests indirectly in fixed income securities by investing in mutual funds, exchange traded funds or inverse exchange traded funds (sometimes referred to in this Prospectus as “Underlying Funds”), including investment companies that use leverage that invest primarily in fixed income securities. The Fund may also invest in derivatives, including options, financial futures, options on futures and swaps.

The Adviser (as defined below) uses HCM-BuyLine® for Income (“HCM-BuyLine®”), its proprietary quantitative model, to assist in determining when and which asset classes are bought and sold. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with stronger assets as determined by the model.

The Adviser uses HCM-BuyLine® to make tactical allocations and determine when the Fund should be in or out of fixed income securities. HCM-BuyLine® uses trend analysis to identify the broad trend in the fixed income market and which fixed income asset class is currently favored by the market. When the trend is up, the Adviser increases the Fund’s exposure to fixed income. When the trend is down, the Adviser starts to reduce the Fund’s exposure to fixed income. When the Fund is out of the fixed income security market, it invests in (i) put options to hedge the portfolio’s fixed income securities and reduce volatility, (ii) equity index futures, and/or (iii) cash and cash equivalents. Put options generally have an inverse relationship to the underlying security on which the option is held (i.e., when the value of the underlying security increases, the value of the put option decreases). When the Fund is in the fixed income security market, it invests in fixed income securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held (i.e., when the value of the underlying security increases, the value of the call option increases). The Fund may have 0-100% in direct and indirect investments in fixed income securities depending on the strength of the trend identified by the HCM-BuyLine®. To respond to adverse market, economic, political or other conditions, the Adviser may temporarily hold more cash and cash equivalents than indicated by the HCM-BuyLine®.

The Adviser maintains the ability to invest a large percentage of the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund is not fixed. It changes dynamically as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s objective.